Shareholder's Equity, and Equity-Based Compensation Expense and Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012
Shareholder's Equity, and Equity-Based Compensation Expense and Earnings Per Share

5. Shareholder’s Equity, Equity-Based Compensation Expense and Earnings Per Share

Equity-based Compensation

The Company has two long-term incentive programs: The 2007 Stock Incentive Plan and the 2013 Omnibus Incentive Plan. Prior to March 28, 2013, Peak Finance Holdings LLC (“Peak Holdings”), the former parent of the Company also had the 2007 Unit Plan, which was terminated in connection with the Company’s recent IPO. Equity-based compensation expense recognized during the period is based on the value of the portion of equity-based payment awards that is ultimately expected to vest during the period. As equity-based compensation expense recognized in the Consolidated Statements of Operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. The authoritative guidance for equity compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company currently uses the Black-Scholes option-pricing model as its method of valuation for equity-based awards. Prior to March 28, 2013, since the underlying equity was not publicly traded, the determination of fair value of equity-based payment awards on the date of grant using an option-pricing model was based upon estimates of enterprise value as well as assumptions regarding a number of highly complex and subjective variables. The estimated enterprise value was based upon forecasted cash flows for five years plus a terminal year and an assumed discount rate. The other variables used to determine fair value of equity-based payment awards include, but are not limited to, the expected stock price volatility of a group of industry comparable companies over the term of the awards, and actual and projected employee equity option exercise behaviors.

The fair value of the options granted during the nine months ended September 29, 2013 and September 23, 2012, respectively, was estimated on the date of the grant using the Black-Scholes model with the following weighted average assumptions:

	September 29, 2013	*	September 23, 2012
Risk-free interest rate	1.16%		0.64%
Expected time to option exercise	6.50 years		1.93 years
Expected volatility of Pinnacle Foods Inc. stock	35%		55%
Expected dividend yield on Pinnacle Foods Inc. stock	3.55%		0%

*	all of the options issued in the first half of 2013 were valued using an IPO price of $20.00 a share. No dividend was in effect in 2012.

Volatility was based on the average volatility of a group of publicly traded food companies. The Company estimates the annual forfeiture rates to be approximately 10% under its long-term incentive plans.

Expense Information

The following table summarizes equity-based compensation expense related to employee equity options and employee equity units under the authoritative guidance for equity compensation which was allocated as follows:

	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Cost of products sold	$81	$16	$389	$96
Marketing and selling expenses	56	51	991	291
Administrative expenses	2,069	54	4,082	316
Research and development expenses	85	3	154	22

Pre-tax equity-based compensation expense	2,291	124	5,616	725
Income tax benefit	(698)	(39)	(1,378)	(53)

Net equity-based compensation expense	$1,593	$85	$4,238	$672

As of September 29, 2013, cumulative unrecognized equity compensation expense of the unvested portion of shares for the Company’s two long-term incentive programs was $43,029. The weighted average period over which vesting will occur is approximately 5.5 years for the 2007 Stock Incentive Plan and 2.5 years for the 2013 Omnibus Plan. Options under the plans have a termination date of 10 years from the date of issuance.

2007 Stock Incentive Plan

The Company adopted an equity option plan (the “2007 Stock Incentive Plan”) providing for the issuance of up to 1,104,888 shares of the Company’s common stock. Pursuant to the 2007 Stock Incentive Plan, certain officers, employees, managers, directors and other persons were eligible to receive grants of nonqualified stock options, as permitted by applicable law. For options granted from 2007 to 2009, generally 25% of the options will vest ratably over five years (“Time-Vested Options”), subject to full acceleration upon a change of control. Fifty percent of the options vest ratably over five years if annual or cumulative Management EBITDA targets, as defined, are met (“Performance Options”). The final 25% of the options vest either on a change of control or liquidity event, if a 12% annual internal rate of return is attained by Blackstone. In addition, the plan was also revised to provide that if the EBITDA target is achieved in any two consecutive fiscal years (excluding 2007 and 2008) during the employee’s continued employment, then that year’s and all prior years’ performance options will vest and become exercisable, and if the exit options vest and become exercisable during the employee’s continued employment, then all the performance options will also vest and become exercisable. Subsequent to 2009, the Company awarded options in the form of Time Vested Options (25%) and Performance Options (75%) to certain employees. The options have the same vesting provisions as stated above, including the provisions that if there is a change of control or liquidity event and if a 12% annual internal rate of return is attained by Blackstone, then all the Performance Options will also vest and become exercisable. Prior to March 1, 2013, this annual internal rate of return target was 20%, but the Compensation Committee of the Board of Directors reduced the target for vesting purposes on that date from 20% to 12% to reflect changes in the food industry environment since the plan was adopted. Subsequent to the adoption of the 2013 Omnibus Incentive Plan (as further described below), there will be no more grants under this plan.

The following table summarizes the equity option transactions under the 2007 Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 30, 2012	436,486	$9.99	$3.97	6.22	$1,642
Granted	—	—	—
Exercised	(43,053)	8.94	4.98
Forfeitures	(30,918)	10.61	6.93

Outstanding, September 29, 2013	362,515	10.06	$5.89	5.58	5,803

Exercisable, September 29, 2013	156,848	$9.20	$4.06	4.80	$2,645

2007 Unit Plan

Peak Holdings, the former parent of Pinnacle Foods Inc., adopted an equity plan (the “2007 Unit Plan”) providing for the issuance of profit interest units (“PIUs”) in Peak Holdings. Certain employees had been given the opportunity to invest in Peak Holdings through the purchase of Peak Holding’s Class A-2 Units. In addition, from 2007 to 2009, each manager who so invested was awarded profit interests in Peak Holdings in the form of Class B-1, Class B-2 and Class B-3 Units. Generally 25% of the PIUs vested ratably over five years (“Class B-1 Units”), subject to full acceleration upon a change of control. Fifty percent of the PIUs vested ratably over five years depending on whether annual or cumulative EBITDA targets were met (“Class B-2 Units”). The plan also provides that, if the Adjusted EBITDA target was achieved in any two consecutive fiscal years during the employee’s continued employment, then that year’s and all prior years’ Class B-2 Units vested, and if there was a change of control or liquidity event, (defined as when Blackstone sells more than 50% of its holdings and a certain annual internal rate of return is attained by Blackstone), then all the Class B-2 units also vested, and if the Class B-3 Units vested during the employee’s continued employment (as described below) then all the Class B-2 Units also vested. The final 25% of the PIUs granted vested either on a change of control or liquidity event, if a 12% annual internal rate of return was attained by Blackstone (“Class B-3 Units”). Subsequent to 2009, the Company awarded PIUs to certain employees in the form of Class B-1 Units (25%) and Class B-2 Units (75%). The Class B-1 Units and Class B-2 Units had the same vesting provisions as stated above, including the provisions that if there was a change of control or liquidity event and if a 12% annual internal rate of return was attained by Blackstone, then all the Class B-2 units would also vest and become exercisable. Prior to March 1, 2013, this annual internal rate of return target was 20%, but the Compensation Committee of the Board of Directors reduced the target for vesting purposes on that date from 20% to 12% to reflect changes in the food industry environment since the plan was adopted.

In connection with the Company’s IPO, Peak Holdings was dissolved resulting in the termination of the 2007 Unit Plan and the adoption of the 2013 Omnibus Incentive Plan (as further described below). As a result of the dissolution, the holders of units of Peak Holdings were distributed the assets of Peak Holdings. As the sole assets of Peak Holdings were shares of the Company’s common stock, units were converted into shares of common stock. The number of shares of common stock delivered to the equity holder as a result of the conversion had the same intrinsic value as the Class A-2 Units held by the equity holder prior to such conversion. Additionally, in connection with the dissolution, all PIUs were converted into shares or restricted shares of the Company’s common stock. Vested PIUs were converted into shares of common stock and unvested PIUs were converted into unvested restricted shares of our common stock, which are subject to vesting terms substantially similar to those applicable to the unvested PIU immediately prior to the conversion. The number of shares delivered under the 2013 Omnibus Incentive Plan, 1,546,355, have the same intrinsic value as the PIUs immediately prior to such conversion.

2013 Omnibus Incentive Plan

In connection with the IPO, the Company adopted an equity incentive plan (the “2013 Omnibus Incentive Plan”) providing for the issuance of up to 11,300,000 shares of the Company’s common stock which will be reserved for issuance under (1) equity awards granted as a result of the conversion of unvested PIUs into restricted common stock of the Company, (2) stock options and other equity awards granted in connection with the completion of the IPO, and (3) awards granted by the Company under the 2013 Omnibus Plan following the completion of the IPO. Pursuant to the 2013 Omnibus Plan, certain officers, employees, managers, directors and other persons are eligible to receive grants of equity based awards, as permitted by applicable law.

On March 27, 2013, in connection with the IPO, the Company issued 2,310,000 “Founders Grants” options under the 2013 Omnibus Plan. The options vest in full at the end of three years. Additionally, 82,460 non-vested shares were issued which also vest in full at the end of three years. Pursuant to his employment agreement, on April 3, 2013, Robert J. Gamgort, the Chief Executive Officer, became entitled to 200,000 shares of common stock, which will be issued on April 3, 2014, subject to Mr. Gamgort’s continued service through that date. On August 1, 2013, an additional 66,042 non-vested shares and 155,575 options were issued to various employees. The non-vested shares vest in full at the end of four years while the options vest in full at the end of three years.

The following table summarizes the equity option transactions under the 2013 Omnibus Plan:

	Number of Options	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 30, 2012	—	$—	$—	0	—
Granted	2,465,575	20.35	4.78
Exercised	—	—	—
Forfeitures	(125,310)	20.00	4.63

Outstanding, September 29, 2013	2,340,265	20.37	$4.79	9.51	$13,336

Exercisable, September 29, 2013	—	$—	$—	0	$—

The following table summarizes the changes in non-vested shares.

	Number of Shares	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Non-vested shares at December 30, 2012	—	$—	0	$—
Converted PIUs	1,546,355	20.00
Granted	348,502	21.06
Forfeitures	(135,407)	20.00
Vested	(80,252)	20.00

Non-vested shares at September 29, 2013	1,679,198	$20.34	6.63	$43,777

Other Comprehensive Earnings

The following table presents amounts reclassified out of Accumulated Other Comprehensive Loss (“AOCL”) and into Net earnings for the three and nine months ended September 29, 2013.

Gain/(Loss) Details about Accumulated Other Comprehensive Earnings Components	Amounts Reclassified from AOCL
	Three months ended September 29, 2013	Nine months ended September 29, 2013		Reclassified from AOCL to:
Gains and losses on financial instrument contracts
Interest rate contracts	$(15)	$(3,961)		Interest expense
Foreign exchange contracts	454	1,136		Cost of products sold

Total before tax	439	(2,825)
Tax benefit (expense)	(239)	935		Provision for income taxes
Deferred tax expense	—	(9,070	)(a)	Provision for income taxes

Net of tax	200	(10,960)
Pension actuarial assumption adjustments
Amortization of actuarial loss	(353)	(1,072	)(b)	Cost of products sold
Tax benefit	136	413		Provision for income taxes

Net of tax	(217)	(659)

Net reclassifications into net earnings	$(17)	$(11,619)

(a)	See Notes 11 and 15 for additional details.
(b)	This is included in the computation of net periodic pension cost (see Note 10 for additional details).

Earnings Per Share

Basic earnings per common share is computed by dividing net earnings or loss for common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are calculated by dividing net earnings by weighted-average common shares outstanding during the period plus dilutive potential common shares, which are determined as follows:

	Three months ended		Nine months ended
	September 29, 2013	September 23, 2012	September 29, 2013	September 23, 2012
Weighted-average common shares	115,590,396	81,218,162	103,921,211	81,237,056
Effect of dilutive securities:	757,112	5,226,728	2,057,157	5,223,800

Dilutive potential common shares	116,347,508	86,444,890	105,978,368	86,460,856

Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. For the three and nine months ended September 29, 2013 conversion of stock options and non-vested shares totaling 180,297 and 2,454,101, respectively, into common share equivalents were excluded from this calculation as their effect would have been anti-dilutive. For the three and nine months ended September 23, 2012, conversion of stock options and non-vested shares totaling 80,622 and 82,891, respectively, into common share equivalents were excluded from this calculation as their effect would have been anti-dilutive.

4. Shareholder’s Equity, and Equity-Based Compensation Expense and Earnings Per Share

Shareholder’s Equity

In connection with the capital contributions at the time of the Birds Eye Acquisition on December 23, 2009, certain members of the Board of Directors and management purchased ownership units of Peak Holdings. To fund these purchases, certain members of management signed 30 day notes receivable at a market interest rate. The total of the notes receivable were $565 and were fully paid in January 2010.

Equity-based Compensation

The Company has two long-term incentive programs: The 2007 Stock Incentive Plan and the 2007 Unit Plan. Equity-based compensation expense recognized during the period is based on the value of the portion of equity-based payment awards that is ultimately expected to vest during the period. As equity-based compensation expense recognized in the Consolidated Statements of Operations is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures. The authoritative guidance for equity compensation requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

The Company currently uses the Black-Scholes option-pricing model as its method of valuation for equity-based awards. Since the underlying equity is not publicly traded, the determination of fair value of equity-based payment awards on the date of grant using an option-pricing model is based upon estimates of enterprise value as well as assumptions regarding a number of highly complex and subjective variables. The estimated enterprise value is based upon forecasted cash flows for five years plus a terminal year and an assumed discount rate. The other variables used to determine fair value of equity-based payment awards include, but are not limited to, the expected stock price volatility of a group of industry comparable companies over the term of the awards, and actual and projected employee equity option exercise behaviors.

The fair value of the options granted during the fiscal year ended December 30, 2012 was estimated on the date of the grant using the Black-Scholes model with the following weighted average assumptions:

	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Risk-free interest rate	0.34%	0.64%	1.52%
Expected time to option exercise	3.50 years	1.93 years	2.93 years
Expected volatility of Pinnacle Foods Inc. stock	40%	55%	70%
Expected dividend yield on Pinnacle Foods Inc. stock	2% – 4%	0%	0%

Volatility was based on the average volatility of a group of publicly traded food companies. The Company estimates the annual forfeiture rates to be 7.6% for the 2007 Stock Incentive Plan and 6.4% for the 2007 Unit Plan.

The expected dividend yield for fiscal 2012 was based on the fact that the annual dividend yields in the food industry typically range between 2% and 4%, and that following the IPO, PF plans on paying a dividend in line with that range.

Expense Information

The following table summarizes equity-based compensation expense related to employee equity options and employee equity units under the authoritative guidance for equity compensation which was allocated as follows:

	Fiscal year ended
	December 30, 2012	December 25, 2011	December 26, 2010
Cost of products sold	$113	$152	$394
Marketing and selling expenses	342	463	1,936
Administrative expenses	370	502	2,184
Research and development expenses	25	34	213

Pre-Tax Equity-Based Compensation Expense	850	1,151	4,727
Income Tax Benefit	30	33	141

Net Equity-Based Compensation Expense	$820	$1,118	$4,586

As of December 30, 2012, cumulative unrecognized equity compensation expense of the unvested portion of shares and units for the Company’s two long-term incentive programs was $9,108. The weighted average period over which vesting will occur is approximately 7.0 years for the 2007 Stock Incentive Plan and 7.1 years for the 2007 Unit Plan. The Company did not meet the Management EBITDA target in 2012 or in 2011 for awards issued in 2011 and prior and, as a result, the Performance Options and units did not vest. For grants made in 2012, the Company did meet the Management EBITDA target. The Company met the 2010 and 2009 Management EBITDA targets and as a result all previously issued Performance Options and units vested during 2010, thus resulting in an additional $1.7 million in equity-based compensation expense for the year. Options and units under the plans have a termination date of 10 years from the date of issuance.

2007 Stock Incentive Plan

Pinnacle Foods Inc., adopted an equity option plan (the “2007 Stock Incentive Plan”) providing for the issuance of up to 1,104,888 shares of Pinnacle Foods Inc.’s common stock. Pursuant to the option plan, certain officers, employees, managers, directors and other persons are eligible to receive grants of nonqualified stock options, as permitted by applicable law. For options granted from 2007 to 2009, generally 25% of the options will vest ratably over five years (“Time-Vested Options”), subject to full acceleration upon a change of control. Fifty percent of the options vest ratably over five years if annual or cumulative Management EBITDA targets, as defined, are met (“Performance Options”). The final 25% of the options vest either on a change of control or liquidity event (defined as when Blackstone sells more than 50% of its holdings), if a 12% annual internal rate of return is attained by Blackstone (“Exit Options”). In addition, the plan was also revised to provide that if the EBITDA target is achieved in any two consecutive fiscal years (excluding 2007 and 2008) during the employee’s continued employment, then that year’s and all prior years’ Performance Options will vest and become exercisable, and if the Exit Options vest and become exercisable during the employee’s continued employment, then all the Performance Options will also vest and become exercisable. Subsequent to 2009, the Company awarded options in the form of Time Vested Options (25%) and Performance Options (75%) to certain employees. The options have the same vesting provisions as stated above, including the provisions that if there is a change of control or liquidity event and if a 12% annual internal rate of return is attained by Blackstone, then all the Performance Options will also vest and become exercisable. Prior to March 1, 2013, this annual internal rate of return target was 20% but the Compensation Committee of the Board of Directors reduced the target for vesting purposes on that date from 20% to 12% to reflect changes in the food industry environment since the plan was adopted.

The following table summarizes the equity option transactions under the 2007 Stock Incentive Plan:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 25, 2011	463,887	$9.28	$3.98	6.96	939
Granted	42,207	16.98	4.07
Exercised	(11,104)	8.62	3.99
Forfeitures	(58,504)	9.82	3.47

Outstanding, December 30, 2012	436,486	$9.99	$3.97	6.22	1,642

Exercisable, December 30, 2012	186,781	$9.00	$4.04	5.19	$3,407

2007 Unit Plan

Peak Holdings, the parent of Pinnacle Foods Inc., adopted an equity plan (the “2007 Unit Plan”) providing for the issuance of profit interest units (PIUs) in Peak Holdings. Certain employees have been given the opportunity to invest in Peak Holdings through the purchase of Peak Holding’s Class A-2 Units. In addition, from 2007 to 2009, each manager who so invested was awarded profit interests in Peak Holdings in the form of Class B-1, Class B-2 and Class B-3 Units. Generally 25% of the PIUs will vest ratably over five years (“Class B-1 Units”), subject to full acceleration upon a change of control. Fifty percent of the PIUs vest ratably over five years depending on whether annual or cumulative EBITDA targets are met (“Class B-2 Units”). The plan also provides that, if the Adjusted EBITDA target is achieved in any two consecutive fiscal years during the employee’s continued employment, then that year’s and all prior years’ Class B-2 Units will vest, and if there is a change of control or liquidity event (defined as when Blackstone sells more than 50% of its holdings) and a certain annual internal rate of return is attained by Blackstone, then all the Class B-2 units will also vest, and if the Class B-3 Units vest during the employee’s continued employment (as described below), then all the Class B-2 Units will also vest. The final 25% of the PIUs granted vest either on a change of control or liquidity event, if a 12% annual internal rate of return is attained by Blackstone (“Class B-3 Units”). Subsequent to 2009, the Company awarded PIUs to certain employees in the form of Class B-1 Units (25%) and Class B-2 Units (75%). The Class B-1 Units and Class B-2 Units have the same vesting provisions as stated above, including the provisions that if there is a change of control or liquidity event and if a 12% annual internal rate of return is attained by Blackstone, then all the Class B-2 units will also vest and become exercisable. Prior to March 1, 2013, this annual internal rate of return target was 20% but the Compensation Committee of the Board of Directors reduced the target for vesting purposes on that date from 20% to 12% to reflect changes in the food industry environment since the plan was adopted.

The PIUs align the interest of management and the members by providing certain members of management an interest in the overall return earned by Blackstone upon the exit of their investment. The intrinsic value of the PIU’s is based upon the enterprise value of the Company. The following table summarizes the activities under the 2007 Unit Plan:

	Number of Units	Weighted Average Fair Value at Grant Date	Weighted Average Remaining Life	Aggregate Intrinsic Value (000’s)
Outstanding, December 25, 2011	10,738	$2,227.82	6.91	10,607
Granted	1,131	131.00
Exercised	(184)	2,334.81
Forfeitures	(632)	2,430.18

Outstanding, December 30, 2012	11,053	$1,999.93	6.23	19,276

Vested, December 30, 2012	4,489	$2,198.68	4.95	$41,485

Earnings Per Share

Basic earnings (loss) per common share is computed by dividing net earnings or loss for common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per common share are calculated by dividing net earnings by weighted-average common shares outstanding during the period plus dilutive potential common shares, which are determined as follows:

	2012	2011	2010
Weighted-average common shares	81,230,630	81,315,848	68,434,982
Effect of dilutive securities:
Warrants	5,192,974	—	5,192,974
Options to purchase common stock	70,942	—	10,239

Dilutive potential common shares	86,494,546	81,315,848	73,638,195

Dilutive potential common shares are calculated in accordance with the treasury stock method, which assumes that proceeds from the exercise of all warrants and options are used to repurchase common stock at market value. The amount of shares remaining after the proceeds are exhausted represents the potentially dilutive effect of the securities. Basic loss per share excludes potentially dilutive securities.

In 2011, 5,192,974 warrants and 29,823 options to purchase common stock were not included in the computation of diluted net earnings per share as their effect would have been antidilutive.